Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue generated from services:
Small and Medium Enterprise financing solutions		$ 87,269,959	$ 87,133,963	$ 40,779,794
Supply Chain financing solutions		3,542,592	4,930,289	1,369,859
Other financing solutions			3,222	40,538
Total revenue generated from services		90,812,551	92,067,474	42,190,191
Revenue generated from sales:
Supply chain trading business		143,361,714	68,132,237
Total revenues		234,174,265	160,199,711	42,190,191
COST OF REVENUE:
Cost of revenue - services		(55,472,076)	(37,989,001)	(19,740,267)
Cost of revenue - sales		(140,880,063)	(67,628,806)
Business and sales related taxes		(772,830)	(533,760)	(233,389)
GROSS PROFIT		37,049,296	54,048,144	22,216,535
OPERATING EXPENSES:
Selling expenses		1,977,617	2,323,403	3,181,810
General and administrative expenses		11,288,871	11,641,567	8,188,736
Research and development expenses		1,563,718	1,599,728	817,770
Bad debt expense		4,509,634	294,536
Total operating expenses		19,339,840	15,859,234	12,188,316
INCOME FROM OPERATIONS		17,709,456	38,188,910	10,028,219
OTHER INCOME (EXPENSE):
Interest and investment income		2,790,768	2,122,903	585,177
Other income (expense), net		2,021,688	464,210	244,274
Total other income, net		4,812,456	2,587,113	829,451
INCOME BEFORE PROVISION FOR INCOME TAXES		22,521,912	40,776,023	10,857,670
PROVISION FOR INCOME TAXES		4,741,854	10,269,501	941,064
NET INCOME FROM CONTINUING OPERATIONS		17,780,058	30,506,522	9,916,606
DISCONTINUED OPERATIONS:
(Loss) from discontinued operations, net of tax				(23,107,066)
Net gain on sale of discontinued operations, net of tax				136,050
NET (LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX				(22,971,016)
NET INCOME (LOSS)		17,780,058	30,506,522	(13,054,410)
Net (income) attributable to non-controlling interests		(159,246)	(126,161)	(37,380)
NET INCOME (LOSS) - Nisun International’s shareholders		17,620,812	30,380,361	(13,091,790)
Foreign currency translation (loss) income		(12,576,380)	2,039,011	5,507,420
COMPREHENSIVE INCOME (LOSS)		5,044,432	32,419,372	(7,584,370)
Comprehensive loss attributable to non-controlling interests		6,231	2,051	2,172
COMPREHENSIVE INCOME (LOSS)		$ 5,050,663	$ 32,421,423	$ (7,582,198)
BASIC AND DILUTED EARNINGS (LOSS) PER COMMON SHARE:
Income from continuing operations (in Dollars per share)		$ 4.42	$ 14.13	$ 5.32
Income (loss) from discontinued operations (in Dollars per share)				(12.36)
NET EARNINGS (LOSS) PER COMMON SHARE (in Dollars per share)		$ 4.42	$ 14.13	$ (7.04)
Weighted average number of shares outstanding-basic and diluted (in Shares)	[1]	3,986,359	2,150,683	1,858,767

[1]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.